Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Statutory Prospectus Supplement dated August 1, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Fund listed below:

Invesco Greater China Fund

Effective August 1, 2019, the Fund elected to use the MSCI China Index to represent its broad-based securities market benchmark and the MSCI China All Shares Index to represent its style-specific benchmark. The performance table appearing under the heading “Fund Summaries – Invesco Greater China Fund – Performance Information – Average Annual Total Returns” in the prospectus is replaced in its entirety as set forth below. The performance table compares the Fund’s performance to that of the new broad-based securities market benchmark, the prior broad-based securities market benchmark, the new style-specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order).

“Average Annual Total Returns (for the periods ended December 31, 2018)

	1 Year	5 Years	10 Years
Class R5 shares: Inception (3/31/2006)
Return Before Taxes	-16.24%	3.90%	9.75%
Return After Taxes on Distributions	-20.18	2.68	9.02
Return After Taxes on Distributions and Sale of Fund Shares	-7.57	2.90	8.01

Class R6 shares[1]: Inception (4/4/2017)	-16.25	3.59	9.31

MSCI China Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)[2]	-18.88	4.65	8.26

MSCI Golden Dragon Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)[2]	-14.80	5.19	9.95

MSCI China All Shares Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) (from 6/26/14)	-23.27	—	—

Lipper China Region Funds Index	-17.12	3.44	9.56

[1]
Class R6 shares’ performance shown prior to the inception date is that of the Class A shares at net asset value (NAV) and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the Fund’s Class A shares is March 31, 2006.

[2]
The Fund has elected to use the MSCI China Index to represent its broad-based securities market benchmark rather than the MSCI Golden Dragon Index because the MSCI China Index more closely reflects the performance of the types of securities in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k), 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class R5 shares only and after-tax returns for other classes will vary.”

Statutory Prospectus Supplement dated August 1, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, C and Y shares of the Fund listed below:

Invesco Greater China Fund

Effective August 1, 2019, the Fund elected to use the MSCI China Index to represent its broad-based securities market benchmark and the MSCI China All Shares Index to represent its style-specific benchmark. The performance table appearing under the heading “Fund Summary – Performance Information – Average Annual Total Returns” in the prospectus is replaced in its entirety as set forth below. The performance table compares the Fund’s performance to that of the new broad-based securities market benchmark, the prior broad-based securities market benchmark, the new style-specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order).

“Average Annual Total Returns (for the periods ended December 31, 2018)

	1 Year	5 Years	10 Years
Class A shares: Inception (3/31/2006)
Return Before Taxes	-21.16%	2.29%	8.62%
Return After Taxes on Distributions	-24.73	1.23	8.03
Return After Taxes on Distributions and Sale of Fund Shares	-10.61	1.68	7.05

Class C shares: Inception (3/31/2006)	-17.90	2.67	8.42

Class Y shares: Inception (10/3/2008)	-16.34	3.72	9.51

MSCI China Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)[1]	-18.88	4.65	8.26

MSCI Golden Dragon Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)[1]	-14.80	5.19	9.95

MSCI China All Shares Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) (from 6/26/14)	-23.27	—	—

Lipper China Region Funds Index	-17.12	3.44	9.56

[1]
The Fund has elected to use the MSCI China Index to represent its broad-based securities market benchmark rather than the MSCI Golden Dragon Index because the MSCI China Index more closely reflects the performance of the types of securities in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”

Class R5 and R6 | INVESCO Greater China Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Statutory Prospectus Supplement dated August 1, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Fund listed below:

Invesco Greater China Fund

Effective August 1, 2019, the Fund elected to use the MSCI China Index to represent its broad-based securities market benchmark and the MSCI China All Shares Index to represent its style-specific benchmark. The performance table appearing under the heading “Fund Summaries – Invesco Greater China Fund – Performance Information – Average Annual Total Returns” in the prospectus is replaced in its entirety as set forth below. The performance table compares the Fund’s performance to that of the new broad-based securities market benchmark, the prior broad-based securities market benchmark, the new style-specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order).

“Average Annual Total Returns (for the periods ended December 31, 2018)

	1 Year	5 Years	10 Years
Class R5 shares: Inception (3/31/2006)
Return Before Taxes	-16.24%	3.90%	9.75%
Return After Taxes on Distributions	-20.18	2.68	9.02
Return After Taxes on Distributions and Sale of Fund Shares	-7.57	2.90	8.01

Class R6 shares[1]: Inception (4/4/2017)	-16.25	3.59	9.31

MSCI China Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)[2]	-18.88	4.65	8.26

MSCI Golden Dragon Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)[2]	-14.80	5.19	9.95

MSCI China All Shares Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) (from 6/26/14)	-23.27	—	—

Lipper China Region Funds Index	-17.12	3.44	9.56

[1]
Class R6 shares’ performance shown prior to the inception date is that of the Class A shares at net asset value (NAV) and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the Fund’s Class A shares is March 31, 2006.

[2]
The Fund has elected to use the MSCI China Index to represent its broad-based securities market benchmark rather than the MSCI Golden Dragon Index because the MSCI China Index more closely reflects the performance of the types of securities in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k), 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class R5 shares only and after-tax returns for other classes will vary.”

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund has elected to use the MSCI China Index to represent its broad-based securities market benchmark rather than the MSCI Golden Dragon Index because the MSCI China Index more closely reflects the performance of the types of securities in which the Fund invests.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k), 529 college savings plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R5 shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k), 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class R5 shares only and after-tax returns for other classes will vary.
Class R5 and R6 | INVESCO Greater China Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.24%)
5 Years	rr_AverageAnnualReturnYear05	3.90%
10 Years	rr_AverageAnnualReturnYear10	9.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
Class R5 and R6 | INVESCO Greater China Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.25%)	[1]
5 Years	rr_AverageAnnualReturnYear05	3.59%	[1]
10 Years	rr_AverageAnnualReturnYear10	9.31%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 04, 2017	[2]
Class R5 and R6 | INVESCO Greater China Fund | Return After Taxes on Distributions | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(20.18%)
5 Years	rr_AverageAnnualReturnYear05	2.68%
10 Years	rr_AverageAnnualReturnYear10	9.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
Class R5 and R6 | INVESCO Greater China Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.57%)
5 Years	rr_AverageAnnualReturnYear05	2.90%
10 Years	rr_AverageAnnualReturnYear10	8.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
Class R5 and R6 | INVESCO Greater China Fund | MSCI China Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.88%)	[2]
5 Years	rr_AverageAnnualReturnYear05	4.65%	[2]
10 Years	rr_AverageAnnualReturnYear10	8.26%	[2]
Class R5 and R6 | INVESCO Greater China Fund | MSCI Golden Dragon Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.80%)	[2]
5 Years	rr_AverageAnnualReturnYear05	5.19%	[2]
10 Years	rr_AverageAnnualReturnYear10	9.95%	[2]
Class R5 and R6 | INVESCO Greater China Fund | MSCI China All Shares Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) (from 6/26/14)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(23.27%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Class R5 and R6 | INVESCO Greater China Fund | Lipper China Region Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.12%)
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	9.56%	[1]
Class A, C and Y | INVESCO Greater China Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Statutory Prospectus Supplement dated August 1, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, C and Y shares of the Fund listed below:

Invesco Greater China Fund

Effective August 1, 2019, the Fund elected to use the MSCI China Index to represent its broad-based securities market benchmark and the MSCI China All Shares Index to represent its style-specific benchmark. The performance table appearing under the heading “Fund Summary – Performance Information – Average Annual Total Returns” in the prospectus is replaced in its entirety as set forth below. The performance table compares the Fund’s performance to that of the new broad-based securities market benchmark, the prior broad-based securities market benchmark, the new style-specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order).

“Average Annual Total Returns (for the periods ended December 31, 2018)

	1 Year	5 Years	10 Years
Class A shares: Inception (3/31/2006)
Return Before Taxes	-21.16%	2.29%	8.62%
Return After Taxes on Distributions	-24.73	1.23	8.03
Return After Taxes on Distributions and Sale of Fund Shares	-10.61	1.68	7.05

Class C shares: Inception (3/31/2006)	-17.90	2.67	8.42

Class Y shares: Inception (10/3/2008)	-16.34	3.72	9.51

MSCI China Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)[1]	-18.88	4.65	8.26

MSCI Golden Dragon Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)[1]	-14.80	5.19	9.95

MSCI China All Shares Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) (from 6/26/14)	-23.27	—	—

Lipper China Region Funds Index	-17.12	3.44	9.56

[1]
The Fund has elected to use the MSCI China Index to represent its broad-based securities market benchmark rather than the MSCI Golden Dragon Index because the MSCI China Index more closely reflects the performance of the types of securities in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund has elected to use the MSCI China Index to represent its broad-based securities market benchmark rather than the MSCI Golden Dragon Index because the MSCI China Index more closely reflects the performance of the types of securities in which the Fund invests.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Class A, C and Y | INVESCO Greater China Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(21.16%)
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	8.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
Class A, C and Y | INVESCO Greater China Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.90%)
5 Years	rr_AverageAnnualReturnYear05	2.67%
10 Years	rr_AverageAnnualReturnYear10	8.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
Class A, C and Y | INVESCO Greater China Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.34%)
5 Years	rr_AverageAnnualReturnYear05	3.72%
10 Years	rr_AverageAnnualReturnYear10	9.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2008
Class A, C and Y | INVESCO Greater China Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(24.73%)
5 Years	rr_AverageAnnualReturnYear05	1.23%
10 Years	rr_AverageAnnualReturnYear10	8.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
Class A, C and Y | INVESCO Greater China Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.61%)
5 Years	rr_AverageAnnualReturnYear05	1.68%
10 Years	rr_AverageAnnualReturnYear10	7.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
Class A, C and Y | INVESCO Greater China Fund | MSCI China Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.88%)	[2]
5 Years	rr_AverageAnnualReturnYear05	4.65%	[2]
10 Years	rr_AverageAnnualReturnYear10	8.26%	[2]
Class A, C and Y | INVESCO Greater China Fund | MSCI Golden Dragon Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.80%)	[2]
5 Years	rr_AverageAnnualReturnYear05	5.19%	[2]
10 Years	rr_AverageAnnualReturnYear10	9.95%	[2]
Class A, C and Y | INVESCO Greater China Fund | MSCI China All Shares Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) (from 6/26/14)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(23.27%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Class A, C and Y | INVESCO Greater China Fund | Lipper China Region Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.12%)
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	9.56%

[1]	Class R6 shares' performance shown prior to the inception date is that of the Class A shares at net asset value (NAV) and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the Fund's Class A shares is March 31, 2006.
[2]	The Fund has elected to use the MSCI China Index to represent its broad-based securities market benchmark rather than the MSCI Golden Dragon Index because the MSCI China Index more closely reflects the performance of the types of securities in which the Fund invests.